Amortization and depreciation expense - Summary of Amortization and Depreciation Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortisation expense [abstract]
Amortization of intangible assets (note 8)	SFr 3,448	SFr 1,840
Depreciation of rights-of-use assets (note 9)	392	180
Depreciation of property and equipment	20	16
Total amortization and depreciation expense	SFr 3,860	SFr 2,036